Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of fair value of warrants

Assumptions used in calculating the fair value of the investor warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% - 47.7%
Risk free interest rates	1.73% - 1.76%
Expected life (in years)	5.0

Assumptions used in calculating the fair value of the investor warrants using the Black-Scholes valuation model were:

Dividend yield	0%
Expected volatility	47.5% - 47.7%
Risk free interest rates	1.73% - 1.76%
Expected life (in years)	5.0

Schedule of notes payable maturities

Scheduled principal payments as of March 31, 2017 with respect to notes payable are summarized as follows:

Years ending December 31,
2018	$2,000,000
2019	1,975,000
2020	3,000,000
Total scheduled principal payments	6,975,000
Less: Unamortized discounts	(2,330,367)
Unamortized deferred financing costs	(52,257)
$4,592,376

Scheduled principal payments as of December 31, 2016 with respect to notes payable are summarized as follows:

Years ending December 31,
2018	$2,000,000
2019	1,975,000
2020	3,000,000
Total scheduled principal payments	6,975,000
Less unamortized discounts	(2,424,457)
Less unamortized deferred financing costs	(58,789)
$4,491,754